Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Jones Lang LaSalle Income Property Trust, Inc.
Entity Central Index Key	0001314152
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Land (including from VIEs of $32,593 and $32,593, respectively)	$ 107,171	$ 110,332
Buildings and equipment (including from VIEs of $230,931 and $238,500, respectively)	691,457	709,408
Less accumulated depreciation (including from VIEs of $(22,143) and $(24,846) respectively)	(83,137)	(76,028)
Net property and equipment	715,491	743,712
Investments in unconsolidated real estate affiliates	26,184	27,675
Net investments in real estate	741,675	771,387
Cash and cash equivalents (including from VIEs of $2,462 and $2,637, respectively)	28,033	33,431
Restricted cash (including from VIEs of $2,936 and $1,454, respectively)	18,367	11,751
Tenant accounts receivable, net (including from VIEs of $1,025 and $1,164, respectively)	2,301	2,254
Deferred expenses, net (including from VIEs of $952 and $1,113, respectively)	4,875	4,137
Acquired intangible assets, net (including from VIEs of $5,058 and $5,568, respectively)	33,909	42,097
Deferred rent receivable, net (including from VIEs of $1,013 and $711, respectively)	4,772	4,816
Prepaid expenses and other assets (including from VIEs of $345 and $442, respectively)	1,118	816
TOTAL ASSETS	835,050	870,689
LIABILITIES AND EQUITY
Mortgage notes and other debt payable, net (including from VIEs of $189,695 and $191,288, respectively)	582,495	592,804
Accounts payable and other accrued expenses (including from VIEs of $2,709 and $2,536, respectively)	9,214	10,377
Accrued interest (including from VIEs of $921 and $928, respectively)	4,265	2,541
Accrued real estate taxes (including from VIEs of $574 and $477, respectively)	1,132	2,162
Manager and advisor fees payable	648	777
Acquired intangible liabilities, net	6,217	9,319
TOTAL LIABILITIES	603,971	617,980
Commitments and contingencies
Equity:
Common stock: $0.01 par value; 100,000,000 shares authorized; 4,147,140 and 4,135,635 shares issued and outstanding at December 31, 2011 and 2010, respectively	41	41
Additional paid-in capital	453,861	453,244
Accumulated other comprehensive income	322	462
Distributions to stockholders	(80,636)	(78,361)
Accumulated deficit	(153,327)	(133,939)
Total Jones Lang LaSalle Income Property Trust, Inc. stockholders' equity	220,261	241,447
Noncontrolling interests	10,818	11,262
Total equity	231,079	252,709
TOTAL LIABILITIES AND EQUITY	$ 835,050	$ 870,689

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Land	$ 107,171	$ 110,332
Buildings and equipment	691,457	709,408
Accumulated depreciation	83,137	76,028
Cash and cash equivalents	28,033	33,431
Restricted cash	18,367	11,751
Tenant accounts receivable	2,301	2,254
Deferred expenses	4,875	4,137
Acquired intangible assets	33,909	42,097
Deferred rent receivable	4,772	4,816
Prepaid expenses and other assets	1,118	816
Mortgage notes payable and other debt payable	582,495	592,804
Accounts payable and other accrued expenses	9,214	10,377
Accrued interest	4,265	2,541
Accrued real estate taxes	1,132	2,162
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	4,147,140	4,135,635
Common stock, shares outstanding	4,147,140	4,135,635
Variable Interest Entity
Land	32,593	32,593
Buildings and equipment	230,931	238,500
Accumulated depreciation	(22,143)	(24,846)
Cash and cash equivalents	2,462	2,637
Restricted cash	2,936	1,454
Tenant accounts receivable	1,025	1,164
Deferred expenses	952	1,113
Acquired intangible assets	5,058	5,568
Deferred rent receivable	1,013	711
Prepaid expenses and other assets	345	442
Mortgage notes payable and other debt payable	189,695	191,288
Accounts payable and other accrued expenses	2,709	2,536
Accrued interest	921	928
Accrued real estate taxes	$ 574	$ 477

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Minimum rents	$ 73,453	$ 71,421	$ 70,728
Tenant recoveries and other rental income	16,050	16,136	17,854
Total revenues	89,503	87,557	88,582
Operating expenses:
Real estate taxes	9,951	9,480	11,017
Property operating	23,111	22,755	23,057
Manager and advisor fees	2,806	3,264	6,413
Company level expenses	2,091	1,822	2,353
Provision for doubtful accounts	433	889	816
General and administrative	549	882	1,405
Provision for impairment of real estate, net	14,934	(1,644)	6,849
Depreciation and amortization	23,463	25,849	29,256
Total operating expenses	77,338	63,297	81,166
Operating income	12,165	24,260	7,416
Other income and (expenses):
Interest expense	(30,847)	(31,217)	(31,020)
Equity in loss of unconsolidated affiliates	(1,493)	(2,373)	(8,277)
Total other income and (expenses)	(32,340)	(33,590)	(39,297)
Loss from continuing operations	(20,175)	(9,330)	(31,881)
Discontinued operations:
Income (loss) from discontinued operations	537	(28,222)	(12,465)
Gain on sale of discontinued operations		822	2,530
Total income (loss) from discontinued operations	537	(27,400)	(9,935)
Net loss	(19,638)	(36,730)	(41,816)
Plus: Net loss attributable to the noncontrolling interests	250	1,090	2,205
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc.	(19,388)	(35,640)	(39,611)
Net loss from continuing operations attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$ (4.82)	$ (1.99)	$ (7.19)
Total income (loss) from discontinued operations per share-basic and diluted	$ 0.13	$ (6.63)	$ (2.4)
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$ (4.69)	$ (8.62)	$ (9.59)
Weighted average common stock outstanding-basic and diluted	4,137,298	4,135,635	4,128,290
Other comprehensive (loss) income:
Foreign currency translation adjustment	(140)	501	1,846
Total other comprehensive (loss) income	(140)	501	1,846
Net comprehensive loss	$ (19,528)	$ (35,139)	$ (37,765)

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (loss)	Distributions to Stockholders	Accumulated Deficit	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 323,616	$ 40	$ 443,808	$ (1,885)	$ (74,755)	$ (58,635)	$ 15,043
Balance, shares at Dec. 31, 2008		4,032,563
Issuance of common stock	9,437	1	9,436
Issuance of common stock, shares		103,072
Cumulative effect of change in accounting principle	(157)					(53)	(104)
Net loss	(41,816)					(39,611)	(2,205)
Other comprehensive income (loss)	1,846			1,846
Cash contributed from noncontrolling interests	639						639
Cash distributed to noncontrolling interests	(793)						(793)
Distributions declared	(3,606)				(3,606)
Balance at Dec. 31, 2009 (Scenario, Previously Reported)	289,323	41	453,244	(39)	(78,361)	(98,246)	12,684
Balance at Dec. 31, 2009	289,166	41	453,244	(39)	(78,361)	(98,299)	12,580
Balance, shares at Dec. 31, 2009 (Scenario, Previously Reported)		4,135,635
Balance, shares at Dec. 31, 2009		4,135,635
Net loss	(36,730)					(35,640)	(1,090)
Other comprehensive income (loss)	501			501
Cash contributed from noncontrolling interests	529						529
Cash distributed to noncontrolling interests	(757)						(757)
Distributions declared
Balance at Dec. 31, 2010	252,709	41	453,244	462	(78,361)	(133,939)	11,262
Balance, shares at Dec. 31, 2010		4,135,635
Issuance of common stock	617		617
Issuance of common stock, shares		11,505
Net loss	(19,638)					(19,388)	(250)
Other comprehensive income (loss)	(140)			(140)
Cash contributed from noncontrolling interests	756						756
Cash distributed to noncontrolling interests	(950)						(950)
Distributions declared	(2,275)				(2,275)
Balance at Dec. 31, 2011	$ 231,079	$ 41	$ 453,861	$ 322	$ (80,636)	$ (153,327)	$ 10,818
Balance, shares at Dec. 31, 2011		4,147,140

Consolidated Statements of Equity (Parenthetical) (Distributions to Stockholders, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distributions to Stockholders
Distributions declared, per share	$ 0.55	$ 0	$ 0.875

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,638)	$ (36,730)	$ (41,816)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation (including discontinued operations)	17,234	19,429	22,574
Amortization of in-place lease intangible assets (including discontinued operations)	7,474	8,856	12,774
Amortization of net above-and below-market in-place leases (including discontinued operations)	(2,396)	(1,783)	(1,068)
Amortization of financing fees (including discontinued operations)	765	848	864
Amortization of debt premium and discount (including discontinued operations)	(214)	(214)	(214)
Amortization of lease commissions (including discontinued operations)	672	727	774
Gain on sale of discontinued operations		(822)	(2,530)
Gain on disposal of fixed assets	(124)
Loss on extinguishment of debt (including discontinued operations)		242	90
Provision for doubtful accounts (including discontinued operations)	452	889	861
Straight line rent (including discontinued operations)	(112)	368	(878)
Impairment of real estate (including discontinued operations)	14,934	25,639	18,686
Equity in loss of unconsolidated affiliates	1,493	2,373	8,277
Net changes in assets and liabilities:
Tenant accounts receivable	(346)	333	(665)
Prepaid expenses and other assets	(302)	249	468
Manager and advisor fees payable	(130)	(628)	(960)
Accounts payable and other accrued expenses	(431)	(736)	521
Net cash provided by operating activities	19,331	19,040	17,758
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of real estate investments			(850)
Proceeds from sales of real estate investments		53,382	40,305
Proceeds from disposal of fixed assets	344
Capital improvements and lease commissions	(6,382)	(3,612)	(3,620)
Distributions received from unconsolidated affiliates in excess of income		999	2,819
Loan escrows	(6,618)	(6,176)	(1,270)
Effect of change in accounting principle to beginning cash		(1,913)
Net cash (used in) provided by investing activities	(12,656)	42,680	37,384
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock	200		5,991
Distributions to stockholders	(1,858)		(7,217)
Distributions paid to noncontrolling interests	(950)	(757)	(793)
Contributions received from noncontrolling interests	756	529	639
Draws on credit facility			21,500
Payments on credit facility/term loan		(17,500)	(14,000)
Debt issuance costs	(617)	(205)
Proceeds from mortgage notes and other debt payable			7
Principal payments on mortgage notes and other debt payable	(9,633)	(54,615)	(33,432)
Net cash used in financing activities	(12,102)	(72,548)	(27,305)
Net (decrease) increase in cash and cash equivalents	(5,427)	(10,828)	27,837
Effect of exchange rates	29	1	26
Cash and cash equivalents at the beginning of the year	33,431	44,258	16,395
Cash and cash equivalents at the end of the year	28,033	33,431	44,258
Supplemental disclosure of cash flow information:
Interest paid	31,981	35,681	39,076
Non-cash activities:
Write-offs of receivables	540	780	654
Write-offs of retired assets	16,055	1,594	1,182
Change in liability for capital expenditures	31	172	728
Stock issued through dividend reinvestment plan	417		3,446
Assumption of mortgage loan and other debt payable			1,050
Acquisition of intangible liability			$ 2,110

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
ORGANIZATION

NOTE 1—ORGANIZATION

General

Except where the context suggests otherwise, the terms “we,” “us,” “our” and the “Company” refer to Jones Lang LaSalle Income Property Trust, Inc. The term “Advisor” refers to LaSalle Investment Management Inc.

The Company is a Maryland corporation and was incorporated on May 28, 2004 under the name Excelsior LaSalle Property Fund, Inc. On November 14, 2011, the Company changed its name to Jones Lang LaSalle Income Property Trust, Inc. The Company was formed to acquire and manage a portfolio of real estate investments that is diversified both by property sector and geographic market. Through a series of private placements, the Company sold shares of its common stock, $0.01 par value per share (our “Common Stock” or “Shares”) to accredited investors within the meaning of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Company elected to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes. We are authorized to issue up to 100,000,000 of our Common Stock. As of December 31, 2011, we wholly or majority owned and controlled 34 consolidated properties and owned interests in two unconsolidated properties.

Prior to November 14, 2011, the Company was managed by Bank of America Capital Advisors LLC (the “Former Manager”), a registered investment adviser with the Securities and Exchange Commission (the “SEC”), that had the day-to-day responsibility for our management and administration pursuant to a management agreement between the Company and the Former Manager (the “Management Agreement”). On November 14, 2011, the Former Manager assigned its right, duties and obligations as manager of the Company under the Management Agreement to LaSalle Investment Management, Inc. (“LaSalle”) and the Former Manager no longer has responsibilities for the management of the Company.

LaSalle also acts as our investment advisor, pursuant to the advisory agreement between the Company and LaSalle (the “Advisory Agreement”). Our Advisor, a registered investment adviser with the SEC, has broad discretion with respect to our investment decisions and is responsible for selecting our investments and for managing our investment portfolio pursuant to the terms of the Advisory Agreement. LaSalle is a wholly-owned, but operationally independent subsidiary of Jones Lang LaSalle Incorporated, a New York Stock Exchange-listed real estate services and money management firm. We have no employees as all operations are overseen and undertaken by our Advisor. In accordance with Maryland law, the Company does have certain officers who administer the Company’s operations, the officers of the Company are employees of, and compensated by our Advisor.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), the instructions to Form 10-K and include the accounts of our wholly-owned subsidiaries, consolidated variable interest entities and the unconsolidated investments in real estate affiliates accounted for under the equity method of accounting. We consider the authoritative guidance of accounting for investments in common stock, investments in real estate ventures, investors accounting for an investee when the investor has the majority of the voting interest but the minority partners have certain approval or veto rights, determining whether a general partner or general partners as a group controls a limited partnership or similar entity when the limited partners have certain rights, and the consolidation of variable interest entities in which we own less than a 100% interest. Prior to January 1, 2010, in determining whether we had a controlling interest in a non-wholly owned entity and the requirement to consolidate the accounts of that entity, we consider factors such as ownership interest, board representation, management representation, authority to make decisions, and contractual and substantive participating rights of the members as well as whether the entity was a variable interest entity in which we would absorb the majority of the entity’s expected losses, if they occurred, or receive the majority of the expected residual returns, if they occurred, or both. On January 1, 2010, we adopted revised guidance regarding the consolidation of variable interest entities (see Note 4). With respect to our 80% interest in 111 Sutter Street, we have concluded that we do not control the entity, despite having an ownership interest of 50% or greater, because the entity is not considered a variable interest entity and the approval of all of the members is contractually required with respect to major decisions, such as operating and capital budgets, the sale, exchange or other disposition of real property, the commencement, compromise or settlement of any lawsuit, legal proceeding or arbitration or the placement of new or additional financing collateralized by assets of the venture. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests represent the minority members’ proportionate share of the equity in The District at Howell Mill, Cabana Beach San Marcos, Cabana Beach Gainesville, The Lodge of Athens, Campus Lodge Columbia, The Edge at Lafayette and Campus Lodge Tampa. At acquisition, we measured and recorded the assets, liabilities and non-controlling interests at the implied fair value, based on the purchase price. Noncontrolling interests will increase for the minority members’ share of net income of these entities and contributions and decrease for the minority members’ share of net loss and distributions. As of December 31, 2011, noncontrolling interests represented the minority members’ proportionate share of the equity of the entities listed above.

Certain of the Company’s joint venture agreements include provisions whereby, at certain specified times, each party has the right to initiate a purchase or sale of its interest in the joint ventures at an agreed upon fair value. Under these provisions, we are not obligated to purchase the interest of its outside joint venture partners.

Investments in Real Estate

Real estate assets are stated at cost. Our real estate assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. A real estate asset is considered to be impaired when the estimated future undiscounted operating cash flow over the expected hold period is less than its carrying value in accordance with the authoritative guidance on accounting for the impairment or disposal of long-lived assets. To the extent impairment has occurred, the excess of the carrying value of the asset over its estimated fair value will be charged to operations. When we intend on selling properties, the assets selected for disposal will be classified as held-for-sale and carried at the lower of their carrying values (i.e., cost less accumulated depreciation and any impairment loss recognized, where applicable) or estimated fair values less costs to sell. Fair value is based upon the property’s most recent valuation. Carrying values are reassessed at each balance sheet date. Due to market fluctuation, actual proceeds realized on the ultimate sale of these properties may differ from estimates and such differences could be material. Depreciation and amortization cease once a property is classified as held-for-sale. We recorded net impairment charges on consolidated real estate properties for years ended December 31, 2011, 2010 and 2009 totaling $14,934, $25,639 and $18,686, respectively, including amounts reflected in discontinued operations.

Depreciation expense is computed using the straight-line method based upon the following estimated useful lives:

Asset Category	Estimated Useful Life
Buildings and improvements	40-50 Years
Tenant improvements	Life of related lease
Equipment and fixtures	2-10 Years

Acquisition related costs are expensed as incurred.

Maintenance and repairs are charged to expense when incurred. Expenditures for significant betterments and improvements are capitalized.

Investments in Unconsolidated Real Estate Affiliates

We account for our investments in unconsolidated real estate affiliates using the equity method whereby the costs of the investments are adjusted for our share of equity in net income or loss from the date of acquisition and reduced by distributions received and increased by contributions provided. The limited liability company agreements (“the Agreements”) with respect to the unconsolidated real estate affiliates provide that elements of assets, liabilities and funding obligations are shared in accordance with our ownership percentage. In addition, we share in the profits and losses, cash flows, distributions and other matters relating to our unconsolidated real estate affiliates in accordance with the Agreements.

To the extent that our cost basis is different than the basis reflected at the joint venture level, the basis difference is amortized over the life of the related assets and liabilities included in our share of equity in income (loss) of the unconsolidated affiliates.

We evaluate the carrying value of its investments in unconsolidated joint ventures in accordance with the authoritative guidance on the equity method of accounting for investments in common stock. We analyze our investments in unconsolidated real estate affiliates when circumstances change and at every reporting period and determine if an “other-than-temporary” impairment exists and, if so, we assess our ability to recover our carrying cost of the investment. We concluded that it did not have any “other than temporary” impairment in its investments in unconsolidated joint ventures in 2011 or 2010.

Revenue Recognition

Minimum rent revenues are recognized on a straight-line basis over the terms of the related leases. Straight-line rent revenue (representing rents recognized prior to being billed and collectible as provided by the terms of the leases) caused a net increase to rent revenue of $101 for the year ended December 31, 2011, and net decreases to rent revenue of $751 and $822, for the years ended December 31, 2010 and 2009, respectively. Also included, as an increase to rent revenue, for the years ended December 31, 2011, 2010 and 2009, are $2,396, $1,783 and $1,068, respectively, of net amortization related to above-and below-market in-place leases at properties acquired as provided by authoritative guidance on goodwill and intangible assets. Tenant recoveries are recognized as revenues in the period the applicable costs are incurred.

Percentage rents are recognized when earned as certain tenant sales volume targets, as specified by the lease terms, are met. For the years ended December 31, 2011, 2010 and 2009, $103, $133 and $247 in the aggregate, respectively, have been recognized as percentage rents within tenant recoveries and other rental income.

Allowance for Doubtful Accounts

We provide an allowance for doubtful accounts against the portion of accounts receivable and deferred rent receivable that is estimated to be uncollectible. Such allowance is reviewed periodically based upon our recovery experience. At December 31, 2011 and 2010, our allowance for doubtful accounts was $731 and $819, respectively.

Cash and Cash Equivalents

We consider all highly-liquid investments purchased with original maturities of three months or less to be cash equivalents. We maintain a portion of our cash in bank deposit accounts, which, at times, may exceed the federally insured limits. No losses have been experienced related to such accounts. We believe our bank deposit accounts are held with quality financial institutions.

Restricted Cash

Restricted cash includes amounts established pursuant to various agreements for loan escrow accounts and loan commitments.

Deferred Expenses

Deferred expenses consist of debt issuance costs and lease commissions. Debt issuance costs are capitalized and amortized over the terms of the respective agreements as a component of interest expense. Lease commissions are capitalized and are amortized over the term of the related lease as a component of depreciation and amortization expense. Deferred expenses accumulated amortization at December 31, 2011 and 2010 was $4,022 and $3,384, respectively.

Foreign Exchange

We utilize the U.S. dollar as our functional currency, except for our Canadian operations, which use the Canadian dollar as the functional currency. When preparing consolidated financial statements, assets and liabilities of foreign entities are translated at the exchange rates at the balance sheet date, while income and expense items are translated at average rates for the period. Foreign currency translation adjustments are recorded in accumulated other comprehensive income.

Acquisitions

We use estimates of future cash flows and other valuation techniques to allocate the purchase price of acquired property among land, building and other identifiable asset and liability intangibles. We record land and building values using an as-if-vacant methodology. We record above- and below-market in-place lease values for acquired properties based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) our estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease plus any below-market lease extension option periods. We amortize the capitalized above-market lease values as a reduction of minimum rents over the remaining non-cancelable terms of the respective leases. We amortize the capitalized below-market lease values as an increase to minimum rents over the term of the respective leases plus any below-market lease extension option terms. Should a tenant terminate its lease prior to the contractual expiration, the unamortized portion of the above-market and below-market in-place lease value is immediately charged to minimum rents.

We measure the aggregate value of other intangible assets acquired based on the difference between (i) the property valued with existing in-place leases and (ii) the property valued as-if-vacant. Our estimates of value are made using methods similar to those used by independent appraisers, primarily discounted cash flow analyses. Factors considered by us in our analysis include an estimate of carrying costs during the hypothetical expected lease-up periods considering current market conditions at the date of acquisition, and costs to execute similar leases. We also consider information obtained about each property as a result of the pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, we will include estimates of lost rentals during the expected lease-up periods, which is expected to primarily range from one to two years, depending on specific local market conditions, and costs to execute similar leases, including leasing commissions, legal and other related expenses to the extent that such costs are not already incurred in connection with a new lease origination as part of the transaction.

The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship intangible values based on our evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. Characteristics considered by us in allocating these values include, among other factors, the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals (including those existing under the terms of the lease agreement). As of December 31, 2011, we have allocated no value to customer relationship value. We amortize the value of in-place leases to expense over the remaining initial terms of the respective leases, which generally range from 1 to 29 years.

We have allocated purchase price to acquired intangible assets, which include acquired in-place lease intangibles, acquired above-market in-place lease intangibles and acquired ground lease intangibles, which are reported net of accumulated amortization of $34,100 and $41,737 at December 31, 2011 and 2010, respectively, on the accompanying Consolidated Balance Sheets. The acquired intangible liabilities represent acquired below-market in-place leases, which are reported net of accumulated amortization of $5,685 and $13,158 at December 31, 2011 and 2010, respectively, on the accompanying Consolidated Balance Sheets. Our amortizing intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. According to authoritative guidance, an amortizing intangible asset is considered to be impaired when the estimated future undiscounted operating cash flow is less than its carrying value. To the extent impairment has occurred, the excess of the carrying value of the amortizing intangible asset over its estimated fair value will be charged to operations.

Future amortization related to amortizing acquired intangible assets and liabilities as of December 31, 2011 is as follows:

	Acquired in-place leases	Acquired above- market leases	Below- market ground leases	Acquired below- market leases
2012	$5,059	$329	$146	$(1,112)
2013	4,176	242	146	(1,007)
2014	3,379	178	146	(968)
2015	3,129	115	146	(921)
2016	2,999	83	146	(882)
Thereafter	4,424	39	9,027	(1,327)

	$23,166	$986	$9,757	$(6,217)

Stock Redemptions

The Company retires common stock repurchased through the Share Repurchase Program (See Note 7). The excess of redemption price over the stockholders’ cost basis in the underlying stock is charged to retained earnings.

Income Taxes

We made the election to be taxed as a REIT under sections 856-860 of the Internal Revenue Code of 1986 (the “Code”) as of December 23, 2004. To qualify as a REIT, we must meet a number of organizational and operational requirements, including requirements to distribute at least 90% of our REIT taxable income, determined without regard to the dividends paid deduction and excluding net capital gains, and to meet certain quarterly asset and annual income tests. It is our current intention to adhere to these requirements. As a REIT, we will generally not be subject to corporate-level federal income tax to the extent we distribute 100% of our taxable income to our stockholders. Accordingly, the consolidated statements of operations do not reflect a provision for income taxes. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income or property, and to certain federal income and excise taxes.

Earnings and profits, which determine the taxability of dividends to stockholders, differ from net income reported for financial reporting purposes due to differences for federal income tax reporting purposes in computing, among other things, estimated useful lives, depreciable basis of properties and permanent and timing differences on the inclusion or deductibility of elements of income and expense for such purposes.

Business Segments

Guidance regarding the disclosures about segments of an enterprise and related information requires disclosure of certain operating and financial data with respect to separate business activities within an enterprise. Our primary business is the ownership and management of a diversified portfolio of real estate investments. We evaluate cash flow and allocate resources on a property-by-property basis. We aggregate our properties into one reportable segment since all properties are institutional quality real estate and no one property is individually significant. We do not distinguish or group our consolidated operations by property type or on a geographic basis. Accordingly, we have concluded that we currently have a single reportable segment.

At December 31, 2011 and 2010, we held one investment outside the United States. For the years ended December 31, 2011, 2010 and 2009, total revenues of this foreign investment were $4,462, $4,274 and $3,902, respectively. For the years ended December 31, 2011, 2010 and 2009, total revenues of U.S. domiciled investments were $92,889, $93,068 and $106,583, respectively. At December 31, 2011 and 2010, total assets of our foreign investment were $39,663 and $41,388, respectively. The change in total assets from December 31, 2010 to December 31, 2011 at our foreign investment was mainly a result of the change in foreign currency rate on those dates. At December 31, 2011 and 2010, total assets of U.S domiciled investments were $795,247 and $829,301, respectively.

Assets and Liabilities Measured at Fair Value

The Financial Accounting Standards Board’s (“FASB”) guidance for fair value measurement and disclosure states that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, authoritative guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement.

•

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3—Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The authoritative guidance requires the disclosure of the fair value of our financial instruments for which it is practicable to estimate that value. The guidance does not apply to all balance sheet items. We have utilized market information as available or present value techniques to estimate the amounts required to be disclosed. Since such amounts are estimates, there can be no assurance that the disclosed value of any financial instrument could be realized by immediate settlement of the instrument. We consider the carrying value of our cash and cash equivalents to approximate their fair value due to the short maturity of these investments. We have estimated the fair value of our mortgage notes and other debt payable reflected in the accompanying Consolidated Balance Sheets at amounts that are based upon an interpretation of available market information and valuation methodologies (including discounted cash flow analyses with regard to fixed rate debt) for similar loans made to borrowers with similar credit ratings and for the same maturities. The fair value of our mortgage notes and other debt payable was approximately $2,224 and $27,860 lower than the aggregate carrying amounts at December 31, 2011 and 2010, respectively. Such fair value estimates are not necessarily indicative of the amounts that would be realized upon disposition of our mortgage notes and other debt payable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For example, significant estimates and assumptions have been made with respect to useful lives of assets, recoverable amounts of receivables, initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to property acquisitions. Actual results could differ from those estimates.

Property	12 Months Ended
Dec. 31, 2011
Property [Abstract]
PROPERTY

NOTE 3—PROPERTY

The primary reason we make acquisitions of real estate investments in the retail, office, industrial, and apartment property sectors is to invest capital contributed by accredited investors in a diversified portfolio of real estate. The consolidated properties held by us as of December 31, 2011 were as follows:

Property	Sector	Square Feet (Unaudited)	Location	Ownership %	Acquisition Date	Acquisition Price
Monument IV at Worldgate	Office	228,000	Herndon, VA	100%	8/27/2004	$59,608
Georgia Door Sales Distribution Center (1)	Industrial	254,000	Austell, GA	100%	2/10/2005	8,500
105 Kendall Park Lane	Industrial	409,000	Atlanta, GA	100%	6/30/2005	18,781
Marketplace at Northglenn (2)	Retail	439,000	Northglenn, CO	100%	12/21/2005	91,476
Dignity Health Office Portfolio (3)(4)	Office	755,000	CA and AZ	100%	12/21/2005	136,761
Metropolitan Park North (5)	Office	187,000	Seattle, WA	100%	3/28/2006	89,179
Stirling Slidell Shopping Centre (4)	Retail	139,000	Slidell, LA	100%	12/14/2006	23,367
4001 North Norfleet Road	Industrial	702,000	Kansas City, MO	100%	2/27/2007	37,579
Station Nine Apartments	Apartment	312,000	Durham, NC	100%	4/16/2007	56,417
4 Research Park Drive (4)	Office	60,000	St. Charles, MO	100%	6/13/2007	11,330
36 Research Park Drive	Office	81,000	St. Charles, MO	100%	6/13/2007	17,232
The District at Howell Mill (4)	Retail	306,000	Atlanta, GA	87.85%	6/15/2007	78,661
Canyon Plaza (4)	Office	199,000	San Diego, CA	100%	6/26/2007	54,973
Railway Street Corporate Centre	Office	137,000	Calgary, Canada	100%	8/30/2007	42,614
Cabana Beach San Marcos (6)	Apartment	278,000	San Marcos, TX	78%	11/21/2007	29,375
Cabana Beach Gainesville (6)	Apartment	545,000	Gainesville, FL	78%	11/21/2007	74,277
Campus Lodge Athens (6)	Apartment	229,000	Athens, GA	78%	11/21/2007	20,980
Campus Lodge Columbia (6)	Apartment	256,000	Columbia, MO	78%	11/21/2007	24,852
The Edge at Lafayette (6)	Apartment	207,000	Lafayette, LA	78%	1/15/2008	26,870
Campus Lodge Tampa (4)(6)	Apartment	431,000	Tampa, FL	78%	2/29/2008	46,787

(1)	On April 20, 2012, we sold Georgia Door Sales Distribution Center to an unrelated third-party for $5,150.
(2)	We expect that we will ultimately relinquish our ownership of this property to the lender in a deed in lieu of foreclosure or other alternative transaction including foreclosure in satisfaction of the mortgage.
(3)	Consists of a portfolio of leasehold interests in 15 medical office buildings located throughout Southern California and the greater Phoenix metropolitan area. The buildings are all subject to ground leases expiring in 2078. From the acquisition date until December 31, 2007, we owned a 95% membership interest in the portfolio at which time we acquired the remaining 5% interest from an unrelated third party. The portfolio was previously referred to as the CHW Medical Office Portfolio.
(4)	Acquisition price includes the assumption of a mortgage loan secured by this property.
(5)	On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender.
(6)	The other owner, owning a 22% interest, is an investment fund advised by our Advisor and in which the parent company of our Advisor owns a noncontrolling interest.

Impairment of Investments in Real Estate

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Continuing Operations
105 Kendall Park Lane	—	(1,718)	3,498
4001 N. Norfleet Road	—	74	3,351
Marketplace at Northglenn	14,934	—	—

Provision for impairment of real estate classified as continuing operations	$14,934	$(1,644)	$6,849

Discontinued Operations
Havertys Furniture	$—	$(2,148)	$2,148
25850 S. Ridgeland	—	586	3,622
9800 South Meridian	—	—	5,604
Metropolitan Park North	—	28,781	—
Georgia Door Sales Distribution Center	$—	$64	$463

(Recovery of) provision for impairment of real estate classified as discontinued operations	$—	$27,283	$11,837

For the year ended December 31, 2009

In September 2009, we determined that 9800 South Meridian, a variable-interest entity that was deconsolidated on January 1, 2010 (see Note 4) was impaired. In accordance with the authoritative guidance for impairment of long-lived assets held for use, we determined the carrying value of this investment exceeded the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge on 9800 South Meridian which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from the near term debt maturity coupled with deteriorating real estate market fundamentals.

In December 2009, we determined that five properties we designated as held for sale were impaired at the date the properties were classified as held for sale. These properties included 25850 S. Ridgeland, Georgia Door Sales Distribution Center, 105 Kendall Park Lane, Havertys Furniture and 4001 North Norfleet Road. In accordance with the authoritative guidance for impairment of long-lived assets held for sale, we determined that the carrying values of these investments exceeded their fair value less cost to sell and recorded impairment during the year ended December 31, 2009.

For the year ended December 31, 2010

At March 31, 2010, we reevaluated the five assets impaired in December 2009 for further impairment and determined that 25850 S. Ridgeland, Georgia Door Sales Distribution Center and 4001 North Norfleet Road were further impaired. As such, we recognized additional impairment charges. The impairment stemmed from continuing deterioration of real estate market fundamentals. Upon our reevaluation of 105 Kendall Park Lane and Havertys Furniture, we determined that the fair values less costs to sell increased since our initial evaluation. As such, we recorded a recovery of previously recorded impairment.

On April 15, 2010, we removed Georgia Door Sales Distribution Center, 105 Kendall Park Lane and 4001 North Norfleet Road from held for sale and placed them into held for use status at their fair value on that date (which was less than reinstating these investments at cost less depreciation catch up). Upon recording the properties at the fair value on April 15, 2010, the Company recorded a recovery of previously recorded provision for impairment.

In December 2010, we determined that Metropolitan Park North was impaired due to the carrying value of the investment exceeding the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from the near term debt maturity, the unwillingness of the lender to negotiate a material loan modification and the main tenant of the building not renewing their lease.

For the year ended December 31, 2011

As of June 30, 2011, we determined that Marketplace at Northglenn was impaired due to the carrying value of the investment exceeding the undiscounted cash flows over our expected hold period. As such, we recognized an impairment charge which represents the difference between the fair value and the carrying value of the property. The impairment stemmed from decreasing our expected hold period of the property due to the property’s cash flows being forecasted to no longer cover debt service as a result of Border’s bankruptcy and lower rental rates on a newly signed lease renewal that occurred during the three months ending June 30, 2011.

Measurement of Fair Value

We were required to assess the value of our impaired assets in accordance with the guidance for long lived assets and equity method investments, respectively. The valuation of these assets is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each asset as well as the income capitalization approach considering prevailing market capitalization and discount rates. We review each investment based on the highest and best use of the investment and market participation assumptions. The significant assumptions included the capitalization rate used in the income capitalization valuation and projected property net operating income and net cash flows. Additionally, the valuation considered bid and ask prices for similar properties. We have determined that the significant inputs used to value the impaired assets fall within Level 3.

The valuation adjustments were calculated based on market conditions and assumptions made by management at the time the valuation adjustments were recorded, which may differ materially from actual results if market conditions or the underlying assumptions change in the future.

NOTE 3A—DISCONTINUED OPERATIONS

On June 26, 2009, we sold Hagemeyer Distribution Center, a 300,000 square foot industrial center located in Auburn, Georgia, for $10,400, resulting in a gain of $911. On September 4, 2009, we sold Waipio Shopping Center, a 137,000 square foot retail center in Waipahu, Hawaii, for $30,850, resulting in a gain of $1,619. The results of operations and gain on sale of the property are reported as discontinued operations for all periods presented.

On April 15, 2010, we sold Havertys Furniture, an 808,000 square foot industrial center located in Braselton, Georgia for $35,000 resulting in a gain of $113. On the same day, we also sold 25850 S. Ridgeland, a 719,000 square foot industrial center located in Monee, Illinois for $19,060 resulting in a gain of $709. The results of operations and gain on sale of the properties are reported as discontinued operations for all periods presented.

On March 16, 2012, Georgia Door Sales Distribution Center, a 254,000 square foot industrial center located in Austell, Georgia, was classified as held for sale.

On March 23, 2012, we relinquished our ownership of Metropolitan Park North, a 187,000 square foot office building located in Seattle, Washington through a deed in lieu of foreclosure with the lender.

The following table summarizes income (loss) from discontinued operations for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (1)
Total revenue	$7,848	$9,785	$21,903
Real estate taxes	(624)	(1,065)	(2,970)
Property operating	(1,222)	(1,343)	(3,075)
Company level expenses	—	—	(1)
General and administrative	(137)	(156)	(220)

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (1)
Provision for doubtful accounts	(19)	—	(45)
Net recovery of (provision) for impairment	—	(27,283)	(11,837)
Depreciation and amortization	(1,917)	(3,163)	(6,866)
Loss on extinguishment of debt	—	(711)	(1,003)
Interest expense	(3,392)	(4,286)	(8,351)

Income (loss) from discontinued operations	$537	$(28,222)	$(12,465)

(1)	9800 South Meridian and 18922 Forge Drive were deconsolidated as of January 1, 2010 (see Note 5) and the Company subsequently assigned their interests in these investments to their operating partner on September 30, 2010. For the year ending December 31, 2009 these properties are included in discontinued operations above.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 4—VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued amended guidance related to the consolidation of variable-interest entities, which required us to qualitatively assess the determination of the primary beneficiary of a variable interest entity (“VIE”) based on whether the entity (1) has the power to direct matters that most significantly impact the activities of the VIE, and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. We have determined that the activities that most significantly impact the VIEs economic performance include, but are not limited to, decisions related to leasing, budgets, finance and selling. VIEs that have been consolidated have been determined by us to either be under our control due to our involvement in significant decisions or the power is shared by a related party and the Company has the rights to substantially all of the economics of that VIE. VIEs in which the significant decisions require unanimous approval by all members are no longer consolidated despite our rights to substantially all of the economics of the VIE, which previously required the Company to consolidate these VIEs. We adopted this guidance on January 1, 2010 and determined that we needed to deconsolidate 9800 South Meridian and 18922 Forge Drive. In both of these cases, we determined that our equity interest in the real estate assets represented a variable interest in a VIE, but we lacked the power to direct the activities that most significantly impact the VIE’s economic performance. We recognized an impairment of approximately $53 to re-measure these investments to their values as of the deconsolidation date as if they had always been accounted for under the equity method of accounting. The write down was reported as a cumulative effect of a change of accounting principle, increasing the beginning accumulated deficit balance as of January 1, 2010 on the Consolidated Statements of Equity. Our adoption on January 1, 2010, resulted in the following impacts in our Consolidated Balance Sheets: (1) assets decreased by $34,198 primarily related to net investment in real estate; (2) liabilities decreased by $34,041 primarily related to mortgage notes payable; and (3) total equity decreased by $157. On September 30, 2010, we assigned the interests in these investments to our operating partner (see Note 5).

Our involvement in The District at Howell Mill, Cabana Beach San Marcos, Cabana Beach Gainesville, The Lodge of Athens, Campus Lodge Columbia, The Edge at Lafayette, and Campus Lodge Tampa includes maintaining control over significant decisions, which began at the time of acquisition of the properties. The creditors of our VIEs do not have general recourse to us.

Please also see the parenthetical disclosures on our Consolidated Balance Sheet regarding the amounts of VIE’s assets and liabilities that are consolidated.

Unconsolidated Real Estate Affiliates	12 Months Ended
Dec. 31, 2011
Unconsolidated Real Estate Affiliates [Abstract]
UNCONSOLIDATED REAL ESTATE AFFILIATES

NOTE 5—UNCONSOLIDATED REAL ESTATE AFFILIATES

Legacy Village

On August 25, 2004, we acquired a 46.5% membership interest in Legacy Village Investors, LLC which owns Legacy Village, a 595,000 square-foot lifestyle center in Lyndhurst, Ohio, built in 2003. The aggregate consideration for our 46.5% ownership interest was approximately $35,000.

111 Sutter Street

On March 29, 2005, we acquired an 80% membership interest in CEP Investors XII LLC, which owns 111 Sutter Street in San Francisco, California, a 286,000 square-foot, multi-tenant office building built in 1926 and renovated in 2001. The aggregate consideration paid for the 80% membership interest was approximately $24,646.

9800 South Meridian and 18922 Forge Drive

At September 30, 2010, we assigned our 90% interests in the 9800 South Meridian and 18922 Forge Drive investments to our operating partner and subsequently received a distribution of $1,000 from property cash reserves. We recorded a loss on the assignment of our interest in 18922 Forge Drive of $428 which is included in equity in loss of unconsolidated affiliates on the Consolidated Statement of Operations and Comprehensive Loss. We recorded no loss on our assignment of interest in 9800 South Meridian as the investment was previously revalued to $0. We have no further involvement in and no obligation to fund the investments in 9800 South Meridian and 18922 Forge Drive subsequent to assigning our interests.

Impairment of Investments in Unconsolidated Real Estate Affiliates

In June 2009, due to the continued deterioration of the U.S. capital markets, the lack of liquidity and the related impact on the real estate market and retail industry, we determined that one of our investments in unconsolidated real estate affiliates was impaired. As a result, we recorded an impairment charge of approximately $4,857 to our investment in Legacy Village, which is included within equity in loss of unconsolidated affiliates on the consolidated statements of operations and comprehensive loss. The impairment was determined in accordance with the authoritative guidance for equity method investments. In December 2009, we determined that additional indicators of impairment existed for our investment in Legacy Village and we recorded an additional impairment charge of $2,412.

SUMMARIZED FINANCIAL INFORMATION OF INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES

The following is summarized financial information for our unconsolidated real estate affiliates:

SUMMARIZED COMBINED BALANCE SHEETS—UNCONSOLIDATED REAL ESTATE AFFILIATES

	December 31, 2011	December 31, 2010
ASSETS
Investments in real estate, net	$153,175	$157,509
Cash and cash equivalents	4,677	3,609
Other assets, net	13,800	16,567

TOTAL ASSETS	$171,652	$177,685

LIABILITIES AND MEMBERS’ EQUITY
Mortgage notes and other debt payable	$143,451	$147,197
Other liabilities	8,704	9,496

TOTAL LIABILITIES	152,155	156,693
Members’ equity	19,497	20,992

TOTAL LIABILITIES AND MEMBERS’ EQUITY	$171,652	$177,685

COMPANY INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES

	December 31, 2011	December 31, 2010
Members’ equity	$19,497	$20,992
Less: other members’ equity	(8,275)	(8,217)
Basis differential in investment in unconsolidated real estate affiliates, net (1)	14,962	14,900

Investments in unconsolidated real estate affiliates	$26,184	$27,675

(1)	The basis differential in investment in the equity of the unconsolidated real estate affiliates is attributable to a difference in the fair value of Legacy Village over its historical cost at acquisition plus our own acquisition costs for Legacy Village and 111 Sutter Street. We amortize the basis differential over the lives of the related assets and liabilities that make up the fair value difference, primarily buildings and improvements. In some instances, the useful lives of these assets and liabilities differ from the useful lives being used to amortize the assets and liabilities by the other members. The basis differential allocated to land is not subject to amortization.

SUMMARIZED COMBINED STATEMENTS OF OPERATIONS—UNCONSOLIDATED REAL ESTATE AFFILIATES

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Total revenues	$25,229	$30,875	$28,292
Total operating expenses	18,450	23,382	20,692

Operating income	6,779	7,493	7,600
Total other expenses	8,298	9,872	8,652

Net loss	$(1,519)	$(2,379)	$(1,052)

COMPANY EQUITY IN INCOME OF UNCONSOLIDATED REAL ESTATE AFFILIATES

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net loss of unconsolidated real estate affiliates	$(1,519)	$(2,379)	$(1,052)
Other members’ share of net loss	(45)	663	245
Adjustment for basis differential in investment in unconsolidated real estate affiliates	74	(228)	(197)
Other expense from unconsolidated real estate affiliates	(3)	(1)	(4)
Impairment of investments in unconsolidated real estate affiliates	—	—	(7,269)
Loss on assignment of 18922 Forge Drive	—	(428)	—

Company equity in loss of unconsolidated real estate affiliates	$(1,493)	$(2,373)	$(8,277)

Mortgage Notes and Other Debt Payable	12 Months Ended
Dec. 31, 2011
Mortgage Notes and Other Debt Payable [Abstract]
MORTGAGE NOTES AND OTHER DEBT PAYABLE

NOTE 6—MORTGAGE NOTES AND OTHER DEBT PAYABLE

Mortgage notes payable have various maturities through 2027 and consist of the following:

				Amount payable as of
Property	Maturity Date	Fixed / Floating	Stated Rate	December 31, 2011	December 31, 2010
Marketplace at Northglenn (1)	October 17, 2011	Fixed	10.50%	$61,269	$61,984
105 Kendall Park Lane	September 1, 2012	Fixed	4.92%	12,371	12,659
4001 North Norfleet Road	March 1, 2013	Fixed	5.60%	24,230	24,230
Metropolitan Park North (2)	April 1, 2013	Fixed	5.73%	56,513	60,480
36 Research Park Drive	July 1, 2013	Fixed	5.60%	10,841	10,990
Monument IV at Worldgate	September 1, 2013	Fixed	5.29%	35,195	35,616
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	16,285	16,627
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	14,174	14,471
Dignity Health Office Portfolio	November 1, 2013	Fixed	5.75%	14,678	14,986
Dignity Health Office Portfolio	March 1, 2014	Fixed	5.79%	32,112	32,763
Stirling Slidell Shopping Centre	April 1, 2014	Fixed	5.15%	12,777	13,059
Cabana Beach Gainesville	December 1, 2014	Fixed	5.57%	47,843	48,493
Cabana Beach San Marcos	December 1, 2014	Fixed	5.57%	19,144	19,404
Campus Lodge Columbia	December 1, 2014	Fixed	5.57%	15,920	16,137
Campus Lodge Athens	December 1, 2014	Fixed	5.57%	13,369	13,551
The Edge at Lafayette	February 1, 2015	Fixed	5.57%	17,052	17,281
4 Research Park Drive	March 1, 2015	Fixed	6.05%	6,611	6,794
Campus Lodge Tampa	October 1, 2016	Fixed	5.95%	33,438	33,500
Station Nine Apartments	May 1, 2017	Fixed	5.50%	36,885	36,885
Canyon Plaza	June 1, 2017	Fixed	5.90%	29,453	29,883
The District at Howell Mill	June 1, 2017	Fixed	6.14%	10,000	10,000
Railway Street Corporate Centre (3)	September 1, 2017	Fixed	5.16%	29,085	29,547
The District at Howell Mill	March 1, 2027	Fixed	5.30%	35,000	35,000

TOTAL				$584,245	$594,340
Net debt discount on assumed debt				(1,750)	(1,536)

MORTGAGE NOTES AND OTHER DEBT PAYABLE, NET				$582,495	$592,804

(1)	The mortgage loan went into default status on October 5, 2011 and the maturity was accelerated on October 17, 2011. On February 10, 2012, the lender of the mortgage loan payable on Marketplace at Northglenn filed to foreclose on the property with the county of Adams, CO. We expect to relinquish our ownership of this property to the lender in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.

(2)	This property’s primary tenant will vacate approximately 50,000 square feet when its lease expires on January 31, 2012. The lease terms for the portion of the property that the tenant will continue to occupy provide for significantly reduced rents. On February 10, 2012, the Company defaulted on this mortgage loan payable obligation. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to the Company. On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender
(3)	This loan is denominated in Canadian dollars, but is reported in U.S. dollars at the exchange rate in effect on the balance sheet date.

We have recognized a premium or discount on debt we assumed with the following property acquisitions, the remaining premium or discount is as follows:

Property	Debt Premium / (Discount)	Effective Interest Rate
Dignity Health Office Portfolio	$550	5.41%
Stirling Slidell Shopping Centre	(83)	5.57%
4 Research Park Drive	(7)	6.17%
The District at Howell Mill	(2,946)	6.34%
Canyon Plaza	(140)	6.10%
Campus Lodge Tampa	876	5.95%

Net debt discount on assumed debt	$(1,750)

Aggregate principal payments of mortgage notes payable as of December 31, 2011 are as follows:

Year	Amount
2011(1)	$61,269
2012	18,920
2013(2)	174,488
2014	138,872
2015	24,468
2016	33,546
Thereafter	132,682

Total	$584,245

(1)	On October 5, 2011, Marketplace at Northglenn defaulted on its mortgage loan payable obligation. The outstanding amount of the mortgage loan is approximately $61,269, bearing interest at a fixed-rate of 5.50% and was scheduled to mature in January 2016. The loan contains an acceleration clause in which the lender declared the outstanding loan balance immediately due and payable on October 17, 2011. During the time the default exists, the lender may charge default interest at a rate of 10.50%. The loan is non-recourse to the Company. The originating lender was Morgan Stanley Mortgage Capital, Inc., and the loan is part of a pooled commercial mortgage-backed security. The loan has been transferred to special servicing. The property has suffered from tenant bankruptcies, lower occupancy and tenants renewing expiring leases at lower rents. We believe we will ultimately relinquish our ownership of this property to the lender in a deed in lieu of foreclosure transaction or other alternative including foreclosure in satisfaction of the mortgage.
(2)

On February 10, 2012, Metropolitan Park North defaulted on this mortgage loan payable obligation. The outstanding balance on the mortgage loan payable is approximately $56,513, bearing interest at a fixed rate of 5.73% and is scheduled to mature in April 2013. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to the Company. On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure with the lender Land, buildings, equipment, and acquired intangible assets related to the mortgage notes payable, with an aggregate cost of approximately $955,000 at both December 31, 2011 and 2010, have been pledged as collateral.

Covenants

At December 31, 2011, we were in compliance with all debt covenants except Marketplace at Northglenn as noted above.

Line of Credit / Term Loan

On February 19, 2010, we replaced our existing line of credit with a $17,000 term loan with a $6,000 letter of credit sub-limit provided by PNC Bank, National Association. The term loan bore interest at LIBOR plus 3.75%, with a LIBOR floor of 1.00%. The term loan required quarterly principal amortization of $2,125 and could be prepaid without penalty. We fully paid the term loan on November 19, 2010.

Our previous $50,000 line of credit agreement, which expired in February 2010, was provided by PNC Bank, National Association BMO Capital Markets Financing, Inc. and Bank of America, N.A. (“BANA”), an affiliate of the Former Manager. The line of credit carried an interest rate that approximates LIBOR plus 1.50% to 2.00% based on certain covenant provisions or a base rate which was the greater of (i) the interest rate per annum announced from time to time by the lender, as its prime rate or (ii) the Federal Funds effective rate plus 0.75%.

Common Stock	12 Months Ended
Dec. 31, 2011
Common Stock [Abstract]
COMMON STOCK

NOTE 7—COMMON STOCK

Stock Subscriptions

We have historically and may in the future sell additional Shares through private placements to accredited investors when and if market conditions permit. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The subscription amount paid by each prospective investor for Shares of our Common Stock will initially be held in an escrow account at an independent financial institution outside the Company, for the benefit of the investors until such time as the funds are drawn by us to purchase Shares at the Current Share Price. Subscription funds will be held in the escrow account for no more than 100 days before we are required to issue the subscribed Shares. At December 31, 2011 and December 31, 2010, no subscription commitments were held in escrow. For the year ended December 31, 2010, we sold no Shares. Subscription commitments for the issuance of new Shares held in escrow are not included in our balance sheets. On November 14, 2011, we sold 3,731 shares for $200 to an affiliate of our Advisor at $53.60 per share.

Share Repurchase Program

Tender Offers. Pursuant to our Share Repurchase Program (the “Repurchase Program”), we may provide limited liquidity to our stockholders by conducting tender offers pursuant to which we would offer to repurchase a specific percentage, number or dollar amount of outstanding Shares (“Tender Offer Amount”). The Tender Offer Amount for each tender offer, if any, will depend on a variety of factors, including our available liquidity, available borrowing under our credit facility and the amount of proceeds from our most recent offering of Shares, if any. Such determinations will be made by our board of directors prior to each tender offer and will be communicated to stockholders.

No Obligation to Repurchase Shares

We historically have offered to repurchase Shares through tender offers and then only to the extent that we have sufficient cash available to repurchase Shares consistent with principles of prudent portfolio management and to the extent that such repurchases (i) are consistent with applicable REIT rules and federal securities laws and (ii) would not require us to register as an investment company under the Investment Company Act. We do not guarantee, however, that sufficient cash will be available at any particular time to fund repurchases of our Shares, and we will be under no obligation to conduct such tender offers or to make such cash available. In determining the tender offer amount, we will act in the best interest of the stockholders and may take into account our need for cash to pay operating expenses, debt service, distributions to stockholders and other obligations. We did not conduct any tender offers during 2011 and 2010.

Dividend Reinvestment Plan

Stockholders may participate in a dividend reinvestment plan under which all dividends will automatically be reinvested in additional Shares. The number of Shares issued under the dividend reinvestment plan will be determined based on the Current Share Price as of the reinvestment date. For the year ended December 31, 2011, we issued 7,774 Shares for approximately $417 under the plan. For the year ended December 31, 2010, we did not issue Shares under the dividend reinvestment plan.

Earnings Per Share (“EPS”)

Basic per share amounts are based on the weighted average of shares outstanding of 4,137,298, 4,135,635 and 4,128,290 for the years ended December 31, 2011, 2010 and 2009, respectively. We have no dilutive or potentially dilutive securities.

Dividends

Earnings and profits, which determine the taxability of dividends to stockholders, will differ from income reported for financial reporting purposes due to the differences for federal income tax purposes in the treatment of revenue and expense recognition, the estimated useful lives used to compute depreciation, and gains on the sale of real property.

The tax treatment of common dividends per share for federal income tax purposes is as follows:

	For the year ended December 31,
	2011		2010		2009
	Per Share	%	Per Share	%	Per Share	%
Ordinary income	—	—	—	—	—	—
Capital gains	—	—	—	—	—	—
Return of capital	$0.55	100%	—	—	$2.625	100%

Total	$0.55	100%	$—	—	$2.625	100%

Rentals Under Operating Leases	12 Months Ended
Dec. 31, 2011
Rentals Under Operating Leases [Abstract]
RENTALS UNDER OPERATING LEASES

NOTE 8—RENTALS UNDER OPERATING LEASES

We receive rental income from operating leases. The minimum future rentals from consolidated properties classified as held for use, based on operating leases in place at December 31, 2011 are as follows:

Year	Amount (1)
2012	$56,217
2013	34,456
2014	27,630
2015	23,940
2016	21,645
Thereafter	31,798

Total	$195,686

(1)	Amounts included related to Railway Street Corporate Centre have been converted from Canadian dollars to U.S. dollars using the appropriate exchange rate as of December 31, 2011.

Minimum future rentals do not include amounts payable by certain tenants based upon a percentage of their gross sales or as reimbursement of property operating expenses. During the year ended December 31, 2011, 2010 and 2009, no individual tenant accounted for greater than 10% of minimum base rents. The majority of the change from 2012 future rents to 2013 is the related to our apartment properties which usually have a one year lease life.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9—RELATED PARTY TRANSACTIONS

Under the terms of the Management and Advisory Agreements, we historically paid each of the Former Manager and Advisor an annual fixed fee equal to 0.75% of the Company’s net asset value (“NAV), calculated quarterly. Effective January 1, 2010, the Former Manager’s fixed fee was reduced from 0.75% of NAV to 0.10% of NAV. Beginning on November 14, 2011 the Advisor will continue to be paid under the reduced fee agreement for a total aggregate compensation at 0.85% of NAV for management and advisory services provided to the Company. The fixed portion of the management and advisory fees for the years ended December 31, 2011, 2010 and 2009 were $1,789, $1,868 and $4,792, respectively. Included in manager and advisory fees payable at December 31, 2011 and 2010 was $472 and $468, respectively, of fixed fee expense.

To the extent that we build cash reserves generated by capital raised through the sale of Shares to stockholders, our Advisor has agreed to waive 0.5% of the 0.85% fixed fee expense on the cash reserves to reduce the dilutive impact to stockholders created by maintaining cash reserves.

Under the terms of the Management and Advisory Agreements, we paid the Former Manager and our Advisor an aggregate annual variable fee equal to 7.50% of the Variable Fee Base Amount based on cash flows, as defined in the Advisory Agreement, calculated quarterly. The Former Manager was allocated an increasing proportion of the variable fee to the extent the Company’s NAV increased, up to a maximum of 1.87% of the 7.50% fee paid. Effective January 1, 2010, the Former Manager waived its participation in the variable fee and the Advisor will continue its waiver of its participation in the variable fee per the terms of the Management Agreement. The Advisor will continue to receive its proportionate share of the variable fee per the terms of the Advisory Agreement. The total variable fee for the years ended December 31, 2011, 2010 and 2009 was $1,017, $1,396 and $1,621, respectively. Included in Manager and advisor fees payable at December 31, 2011 and 2010 was $176 and $309 of variable fee expense.

The Advisor receives an acquisition fee of 0.50% of the acquisition cost of each property we acquire. Total acquisition fees for the years ended December 31, 2011, 2010 and 2009 were $0, $0 and $9, respectively. There were no acquisition fees included in manager and advisory fees payable at December 31, 2011 and 2010, respectively. The Advisor may pay certain third-party due diligence costs related to acquisitions or unsuccessful acquisitions, which are reimbursable by us. Total reimbursed due diligence costs related to successful investments made by us and unsuccessful acquisitions for the years ended December 31, 2011, 2010 and 2009 were $0, respectively. There were no reimbursable due diligence costs included in accounts payable and other accrued expenses at December 31, 2011 and 2010, respectively. Beginning January 1, 2009, acquisition fees and due diligence costs for acquisitions were expensed as incurred. The Advisor does not receive a disposition fee for selling real estate investments.

On December 23, 2004, we entered into an expense limitation agreement (the “Expense Limitation Agreement”), which limits certain Company expenses to 0.75% of NAV annually. The expenses subject to the limitation include fees paid to the various professional service providers, auditors, stockholder administrator, legal counsel related to the organization of the Company or share offering, printing costs, mailing costs, fees associated with our board of directors, cost of maintaining directors and officers insurance, blue sky fees and all Company-level organizational costs. Expenses in excess of the limitation will be carried forward for up to three years and may be reimbursed to the Former Manager in a year that Company expenses are less than 0.75% of NAV, but only to the extent Company expenses do not exceed the expense limitation. Company expenses for the years ended December 31, 2010 and 2009 were limited to $1,648 and $2,396, respectively. Actual Company level expenses for the year ended December 31, 2010 were $136 more than the amount allowed under the Expense Limitation Agreement and are the responsibility of the Former Manager. The Expense Limitation Agreement expired on December 31, 2010, at which point, we became responsible for all expenses as incurred. Expenses subject to the Expense Limitation Agreement are included in the Company level expenses line on the consolidated statements of operations along with certain other Company level expenses not subject to the expense limitation agreement, such as expenses related to unsuccessful acquisitions and filing fees.

Jones Lang LaSalle Americas, Inc. (“JLL”), an affiliate of LaSalle, is paid for property management services performed at Monument IV at Worldgate, The District at Howell Mill, 105 Kendall Park Lane, Georgia Door Sales Distribution Center, 4 Research Park Drive and 36 Research Park Drive. For the years ended December 31, 2011, 2010 and 2009, JLL was paid $186, $165 and $167, respectively, for property management services performed. JLL has been hired to perform leasing services for Canyon Plaza and 111 Sutter on a contingent fee basis. JLL was paid $267, $137 and $60 for leasing services for the years ending December 31, 2011, 2010 and 2009, respectively.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), an affiliate of the Former Manager, was the placement agent for the Company until November 14, 2011. The placement agent receives no compensation from us for its services, but may receive compensation in the form of a placement fee from the purchasing shareholders. MLPF&S’s primary business address is: 4 World Financial Center, 250 Vesey Street, New York, NY 10080-6186. MLPF&S is an indirect, wholly-owned subsidiary of Bank of America Corporation (“BAC”).

BANA was the lender on up to $7,143 of our old line of credit, which expired in February 2010. Interest and fees paid to BANA related to the old line of credit for the years ended December 31, 2010 and 2009 were $11 and $50, respectively. We have mortgage notes payable serviced by BAC, an affiliate of the Former Manager, collateralized by Monument IV at Worldgate and Station Nine Apartments.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10—COMMITMENTS AND CONTINGENCIES

The Dignity Health Office Portfolio mortgage debt requires that we deposit an annual amount of $855, up to a cumulative maximum of $1,900, into an escrow account to fund future tenant improvements and leasing commissions. The amount of the escrow funded by each of the fifteen buildings in the portfolio is capped individually pursuant to each loan agreement. At December 31, 2011, we had approximately $1,401 deposited in this escrow, and we expect to fund approximately $855 during 2012. Additionally, we are required to deposit approximately $151 per year into an escrow account to fund capital expenditures. At December 31, 2011, our capital account escrow account balance was $409. These escrow accounts allow us to withdraw funds as we incur costs related to tenant improvements, leasing commissions and capital expenditures. Additionally, monthly we are required to fund an escrow account for the future payment of real estate taxes and insurance costs in an amount equal to 1/12 th of the estimated insurance premium and real estate taxes. At December 31, 2011, our insurance and real estate tax escrow balance was $712. We expect to fund the escrow requirements with operating cash flows generated by the portfolio.

The mortgage loan collateralized by Metropolitan Park North required that we post a $3,900 reserve in escrow to cover costs of certain tenant improvements, leasing commissions, rent concessions, and lost rental income in connection with re-leasing the space currently occupied by Nordstrom, a major anchor tenant of the building. Since Nordstrom has determined it will not renew its lease at Metropolitan Park North, we were obligated to post an additional $2,800 reserve into the escrow on September 30, 2010, however we did not post the $2,800 reserve. On February 9, 2011, we amended the mortgage loan collateralized by Metropolitan Park North. The terms of the modification include an agreement to sweep all future cash flow to the lender and to use the $3,900 reserve to pay down the principal balance of the loan. Additionally, the borrower, a wholly owned entity of ours, was released from its obligation to post an additional $2,800 reserve. Other amendments include changing the loan to interest only until February 1, 2012, and granting the lender certain approval rights over various operating decisions. On March 23, 2012, we relinquished our ownership of Metropolitan Park North, through a deed in lieu of foreclosure

The mortgage loan extension signed on August 31, 2011, collateralized by Monument IV at Worldgate, requires us to reserve all rental payments received from the tenant to be used for leasing costs and real estate taxes. As of December 31, 2011, cash totaling $7,079 had been reserved. We are also required to deposit $550 quarterly into the reserve which we expect to fund from cash on hand. The lender will return the reserve to us if the following conditions are met: (1) no default has occurred and remains outstanding and either the tenant renewed its lease or the space has been re-leased to a new tenant(s); or (2) the mortgage loan is paid in full. We are in process of re-leasing the building to new tenant(s).

The debt associated with six of our student-oriented apartment communities requires that we deposit a total of $224 per year into a replacement reserve to fund future furniture replacement costs. As of December 31, 2011, we had deposited approximately $345 into this escrow. We expect to fund the loan escrows from property operations. These reserve accounts allow us to withdraw funds as we incur costs related to furniture replacement.

As part of the lease with our single tenant at the 4001 North Norfleet Road property, we provided the tenant a right to expand the current building by up to 286,000 square feet of space. If the tenant exercises this right, we will be obligated to construct this expansion space. The tenant has the right to notify us of their desire to expand at any time prior to February 28, 2016, (the end of the ninth year of the lease), or if the lease is extended, until any time prior to the end of the fourth year of any extension. As of December 31, 2011, we have not received an expansion notice from the tenant.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
QUARTERLY FINANCIAL INFORMATION

NOTE 11—QUARTERLY FINANCIAL INFORMATION

JONES LANG LASALLE INCOME PROPERTY TRUST, INC.

QUARTERLY FINANCIAL INFORMATION

(UNAUDITED)

	Three Months Ended March 31, 2011	Three Months Ended June 30, 2011	Three Months Ended September 30, 2011	Three Months Ended December 31, 2011
Total revenues	$22,045	$22,724	$22,245	$22,489
Operating income (loss)	6,760	(7,219)	5,361	7,263
Loss from continuing operations	(1,356)	(15,363)	(2,481)	(975)
Total income from discontinued operations	217	158	138	24
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc.	(1,135)	(15,244)	(1,983)	(1,026)
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.27)	$(3.69)	$(0.48)	$(0.25)

Weighted average common stock outstanding-basic and diluted	4,135,635	4,135,635	4,135,635	4,142,231

	Three Months Ended March 31, 2010	Three Months Ended June 30, 2010	Three Months Ended September 30, 2010	Three Months Ended December 31, 2010
Total revenues	$21,810	$21,933	$21,859	$21,955
Operating income (loss)	6,718	6,361	4,564	6,617
Loss from continuing operations	(1,460)	(1,698)	(3,993)	(2,179)
Total income from discontinued operations	1,647	230	(171)	(29,106)
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc.	438	(1,196)	(3,635)	(31,247)
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$0.11	$(0.29)	$(0.88)	$(7.56)

Weighted average common stock outstanding-basic and diluted	4,135,635	4,135,635	4,135,635	4,135,635

All significant fluctuations between the quarters are attributable to dispositions made in 2010 and impairment charges taken during 2011 and 2010.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events/Subsequent Events (Unaudited) [Abstract]
SUBSEQUENT EVENTS

NOTE 12—SUBSEQUENT EVENTS

On January 20, 2012, at a special meeting of our stockholders, our stockholders approved certain amendments to our charter (as amended and restated, the “Amended Charter”) to (i) change all of our outstanding and undesignated shares of common stock into shares of Class E common stock and classify two new classes of common stock, Class A and Class M (the “Classification”), (ii) incorporate certain provisions in order to satisfy the requirements of the North American Securities Administrators Association’s Statement of Policy Regarding Real Estate Investment Trusts, as revised and adopted on May 7, 2007 (the “NASAA REIT Guidelines”), (iii) include a provision that requires that any person who makes a tender offer for our shares of stock, including, without limitation, a “mini-tender” offer, must comply with most of the provisions set forth in Regulation 14D of the Exchange Act of 1934, as amended, including without limitation, disclosure and notice requirements, that would be applicable if the tender offer is for more than five percent of our outstanding shares of common stock, (iv) authorize “blank check” preferred stock, consisting of 50,000,000 authorized shares, which may be issued in one or more classes or series, with such rights, preferences, privileges and restrictions as will be fixed by the Company’s board of directors and (v) further modernize our charter based on developments in REIT law and industry practice. Upon the effectiveness of the Classification, each share of our outstanding common stock, all of which are currently unclassified, will be changed into one share of Class E common stock. The Amended Charter and the Classification have been approved by our board of directors and our stockholders but will not become effective until the Amended Charter has been filed with and accepted for record by the State Department of Assessments and Taxation of Maryland, which we expect to occur during 2012.

On January 23, 2012, the board of directors declared a dividend of $0.55 per Share to stockholders of record as of March 30, 2012, payable on May 4, 2012.

On February 10, 2012, we defaulted on its mortgage loan payable obligation collateralized by Metropolitan Park North. The outstanding balance on the mortgage loan payable is approximately $56,513, bearing interest at a fixed rate of 5.73% and is scheduled to mature in April 2013. The loan contains an acceleration clause in which the lender may, in the event of a default and without notice, declare the outstanding loan balance immediately due and payable. During the time the default exists, the lender may charge default interest at a rate of 9.73%. The mortgage loan payable is non-recourse to us. We expect to ultimately relinquish our ownership of the property to the lender in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.

On February 10, 2012, the lender of the mortgage loan payable on Marketplace at Northglenn filed to foreclose on the property with the county of Adams, Colorado. We expect to ultimately relinquish our ownership of the property to the lender sometime during 2012 in a deed in lieu of foreclosure or other alternative transaction, including foreclosure in satisfaction of the mortgage.

Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2011
Subsequent Events/Subsequent Events (Unaudited) [Abstract]
SUBSEQUENT EVENTS (UNAUDITED)

NOTE 13—SUBSEQUENT EVENTS (UNAUDITED)

On March 16, 2012, Georgia Door Sales Distribution Center, a 254,000 square foot industrial center located in Austell, Georgia, was classified as held for sale and was evaluated for impairment as of that date upon which we recognized impairment charges of approximately $913. On April 20, 2012, we sold Georgia Door Sales Distribution Center to an unrelated third-party for $5,150 which resulted in a loss on sale of approximately $118. The Company decided to sell the property to reduce leasing risk after the tenant indicated that it would be vacating the property upon expiration of the lease in 2014.

On March 23, 2012, we relinquished our ownership of Metropolitan Park North, a 187,000 square foot office building located in Seattle, Washington through a deed in lieu of foreclosure with the lender. The Company has been relieved of approximately $56,513 of mortgage obligations plus accrued default interest associated with the mortgage loan. As a result, a $6,018 non-cash accounting gain was recognized on the transfer of property representing the difference between the fair value and the net book value of the property transferred as of the date of transfer. Upon extinguishment of the mortgage debt obligation, a $5,773 non-cash accounting gain was recognized representing the difference between the book value of the debt, interest payable and other obligations extinguished over the fair value of the property and other assets transferred as of the transfer date.

On April 26, 2012, our board of directors declared a $0.55 per share distribution to Stockholders of record as of June 29, 2012, payable on August 3, 2012.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation

Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2011	Exhibit 99.5

Col. A	Col. B	Col. C		Col. D			Col. E
Description	Encumbrances	Initial Cost		Costs Capitalized Subsequent to Acquisition (1)			Gross Amounts at which Carried at the Close of Period		Total
		Land	Building and Equipment	Land	Building and Equipment	Carrying Costs	Land	Building and Equipment
Consolidated Properties:
Monument IV at Worldgate—Herndon, VA, Office	$35,195	$5,186	$57,013	—	$(1,642)	—	$5,186	$55,371	$60,557
Georgia Door Sales Distribution Center—Austell, GA, Industrial	—	1,651	5,570	(130)	(324)	—	1,521	5,246	6,767
105 Kendall Park Lane—Atlanta, GA, Industrial	12,371	2,656	12,836	(293)	(1,224)	—	2,363	11,612	13,975
Marketplace at Northglenn—Northglenn, CO, Retail	61,269	15,658	66,217	(3,124)	(10,451)	—	12,534	55,766	68,300
Dignity Health Office Portfolio:
300 Old River Road—Bakersfield, CA, Office	3,733	—	5,943	—	278	—	—	6,221	6,221
500 West Thomas Road—Phoenix, AZ, Office	18,510	—	25,789	—	1,689	—	—	27,478	27,478
500 Old River Road—Bakersfield, CA, Office	2,950	—	4,396	—	445	—	—	4,841	4,841
1500 S. Central Ave—Glendale, CA, Office	4,259	—	5,253	—	449	—	—	5,702	5,702
14600 Sherman Way—Van Nuys, CA, Office	5,315	—	6,348	—	1,007	—	—	7,355	7,355
14624 Sherman Way—Van Nuys, CA, Office	4,599	—	7,685	—	764	—	—	8,449	8,449
18350 Roscoe Blvd—Northridge, CA, Office	8,094	—	10,584	—	942	—	—	11,526	11,526
18460 Roscoe Blvd—Northridge, CA, Office	1,370	—	2,940	—	3	—	—	2,943	2,943
18546 Roscoe Blvd—Northridge, CA, Office	3,262	—	5,580	—	811	—	—	6,391	6,391
4545 East Chandler—Chandler, AZ, Office	5,106	—	5,345	—	460	—	—	5,805	5,805
485 South Dobson—Chandler, AZ, Office	4,940	—	6,785	—	404	—	—	7,189	7,189
1501 North Gilbert—Gilbert, AZ, Office	4,457	—	4,750	—	506	—	—	5,256	5,256
116 South Palisade—Santa Maria, CA, Office	2,354	—	3,190	—	282	—	—	3,472	3,472
525 East Plaza—Santa Maria, CA, Office	4,566	—	7,511	—	1,269	—	—	8,780	8,780
10440 East Riggs—Chandler, AZ, Office	3,734	—	3,017	—	275	—	—	3,292	3,292
Metropolitan Park North—Seattle, WA, Office	56,513	10,900	64,006	(4,293)	(22,753)	—	6,607	41,253	47,860
Stirling Slidell Shopping Centre—Slidell, LA, Retail	12,777	5,442	16,843	—	222	—	5,442	17,065	22,507
4001 North Norfleet Road—Kansas City, MO, Industrial	24,230	2,134	31,397	(205)	(2,778)	—	1,929	28,619	30,548
Station Nine Apartments—Durham, NC, Apartment	36,885	9,690	43,400	—	675	—	9,690	44,075	53,765
4 Research Park Drive—St. Charles, MO, Office	6,611	1,830	6,743	—	(2)	—	1,830	6,741	8,571
36 Research Park Drive—St. Charles, MO, Office	10,841	2,655	11,089	—	(2)	—	2,655	11,087	13,742
The District at Howell Mill—Atlanta, GA, Retail	45,000	10,000	56,040	—	785	—	10,000	56,825	66,825
Canyon Plaza—San Diego, CA, Office	29,453	14,959	32,909	—	1,120	—	14,959	34,029	48,988
Railway Street Corporate Centre—Calgary, Canada, Office	29,085	6,022	35,441	(171)	(477)	—	5,851	34,964	40,815
Cabana Beach San Marcos—San Marcos, TX, Apartment	19,144	2,530	24,421	—	(2,240)	—	2,530	22,181	24,711
Cabana Beach Gainesville—Gainesville, FL, Apartment	47,843	7,244	60,548	—	(2,930)	—	7,244	57,618	64,862
Campus Lodge Columbia—Columbia, MO, Apartment	15,920	2,079	20,838	—	(1,242)	—	2,079	19,596	21,675
Campus Lodge Athens—Athens, GA, Apartment	13,369	1,754	17,311	—	(481)	—	1,754	16,830	18,584
The Edge at Lafayette—Lafayette, LA, Apartment	17,052	1,782	23,266	—	391	—	1,782	23,657	25,439
Campus Lodge Tampa—Tampa, FL, Apartment	33,438	7,205	33,310	—	912	—	7,205	34,222	41,427
Sherman Way Land—Van Nuys, CA, Land	—	4,010	—	—	—	—	4,010	—	4,010

Total Consolidated Properties	$584,245	$115,387	$724,314	$(8,216)	$(32,857)	$—	$107,171	$691,457	$798,628

The unaudited aggregate cost and accumulated depreciation for tax purposes was approximately $961,924 and $142,498, respectively.

(1)	Includes net provisions for impairment of real estate taken since acquisition of property.

Col. A	Col. F	Col. G	Col. H	Col. I
Description	Accumulated Depreciation	Date of Construction	Date of Acquisition	Life on which depreciation in latest income statement is computed
Consolidated Properties:
Monument IV at Worldgate—Herndon, VA, Office	$7,998	2001	8/27/2004	50 years
Georgia Door Sales Distribution Center—Austell, GA, Industrial	740	1994/1996	2/10/2005	50 years
105 Kendall Park Lane—Atlanta, GA, Industrial	1,570	2002	6/30/2005	50 years
Marketplace at Northglenn—Northglenn, CO, Shopping Center	8,088	1999-2001	12/21/2005	50 years
Dignity Health Office Portfolio:
300 Old River Road—Bakersfield, CA, Office	953	1992	12/21/2005	40 years
500 West Thomas Road—Phoenix, AZ, Office	4,133	1994	12/21/2005	40 years
500 Old River Road—Bakersfield, CA, Office	809	1992	12/21/2005	40 years
1500 S. Central Ave—Glendale, CA, Office	877	1980	12/21/2005	40 years
14600 Sherman Way—Van Nuys, CA, Office	1,318	1991	12/21/2005	40 years
14624 Sherman Way—Van Nuys, CA, Office	1,387	1981	12/21/2005	40 years
18350 Roscoe Blvd—Northridge, CA, Office	1,883	1979	12/21/2005	40 years
18460 Roscoe Blvd—Northridge, CA, Office	441	1991	12/21/2005	40 years
18546 Roscoe Blvd—Northridge, CA, Office	1,028	1991	12/21/2005	40 years
4545 East Chandler—Chandler, AZ, Office	864	1994	12/21/2005	40 years
485 South Dobson—Chandler, AZ, Office	1,046	1984	12/21/2005	40 years
1501 North Gilbert—Gilbert, AZ, Office	759	1997	12/21/2005	40 years
116 South Palisade—Santa Maria, CA, Office	554	1995	12/21/2005	40 years
525 East Plaza—Santa Maria, CA, Office	1,688	1995	12/21/2005	40 years
10440 East Riggs—Chandler, AZ, Office	516	1996	12/21/2005	40 years
Metropolitan Park North—Seattle, WA, Office	6,860	2001	3/28/2006	50 years
Stirling Slidell Shopping Centre—Slidell, LA, Shopping Center	1,715	2003	12/14/2006	50 years
4001 North Norfleet Road—Kansas City, MO, Industrial	2,787	2007	2/27/2007	50 years
Station Nine Apartments—Durham, NC, Apartment	4,367	2005	4/16/2007	50 years
4 Research Park Drive—St. Charles, MO, Office	618	2000/2004	6/14/2007	51 years
36 Research Park Drive—St. Charles, MO, Office	1,016	2007	6/15/2007	52 years
The District at Howell Mill—Atlanta, GA, Retail	5,204	2006	6/15/2007	50 years
Canyon Plaza—San Diego, CA, Office	3,949	1986/1993	6/26/2007	40 years
Railway Street Corporate Centre—Calgary, Canada, Office	3,030	2007	8/30/2007	50 years
Cabana Beach San Marcos—San Marcos, TX, Apartment	1,903	2006	11/21/2007	50 years
Cabana Beach Gainesville—Gainesville, FL, Apartment	4,853	2005/2007	11/21/2007	50 years
Campus Lodge Columbia—Columbia, MO, Apartment	1,670	2005	11/21/2007	50 years
Campus Lodge Athens—Athens, GA, Apartment	1,442	2003	11/21/2007	50 years
The Edge at Lafayette—Lafayette, LA, Apartment	3,551	2007	1/15/2008	50 years
Campus Lodge Tampa—Tampa, FL, Apartment	3,520	2001	2/29/2008	40 years
Sherman Way Land—Van Nuys, CA, Land	—	—	8/28/2009	—

Total Consolidated Properties	$83,137

Reconciliation of Real Estate

Consolidated Properties	2011	2010
Balance at beginning of year	$819,740	$875,527
Additions	4,724	2,873
Deductions	(10,045)	(1,594)
Dispositions	(260)	—
Write-downs for impairment charges	(14,883)	(25,763)
Changes related to foreign currency	(648)	1,792
Deconsolidation	—	(33,095)

Balance at close of year	$798,628	$819,740

Reconciliation of Accumulated Depreciation

Consolidated Properties	2011	2010
Balance at beginning of year	$76,028	$60,307
Additions	17,234	19,429
Deductions	(10,045)	(1,594)
Dispositions	(40)	—
Changes related to foreign currency	(40)	91
Deconsolidation	—	(2,205)

Balance at close of year	$83,137	$76,028